Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)

Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings’ consolidated balance sheets, statements of comprehensive (loss)/income, statements of cash flows and statements of changes in equity for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Holdings’ Annual Report for the year ended December 31, 2017 filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Change in accounting principles:

ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash

The Company historically presented changes in restricted cash and cash equivalents depending on the nature of the cash flow within the consolidated statement of cash flows. During the first quarter of 2018, the Company adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that restricted cash and restricted cash equivalents be included as components of total cash and cash equivalents as presented on the statement of cash flows. The recognition and measurement guidance for restricted cash is not affected. The Company applied this guidance retrospectively to all prior periods presented in the Company’s financial statements.

The effect of the retrospective application of this change in accounting principle on the Company’s statement of cash flows for the six months ended June 30, 2017 resulted in a decrease of cash provided by operating activities in the amount of $2,899 and a decrease of cash used in financing activities in the amount of $1,976 with a corresponding decrease in cash and cash equivalents and restricted cash of $923.

The following table provides a reconciliation of cash and cash equivalents and restricted cash to amounts reported within the condensed consolidated balance sheets:

	June 30, 2018	December 31, 2017
Reconciliation of cash, cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	118,454	127,632
Restricted cash	2,978	6,558
Total cash and cash equivalents and restricted cash	$121,432	$134,190

ASC 606, Revenue from Contracts with Customers (“ASC 606”)

On January 1, 2018, the Company adopted the provisions of ASC 606, Revenue from Contracts with Customers. The guidance provides a unified model to determine how revenue is recognized. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company’s contract revenues from time chartering continue to be governed by ASC 840 Leases. Upon adoption of ASC 606, the timing and recognition of earnings from time charter contracts to which the Company is party did not change from previous practice.

(b)

Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method

In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2018 was 20.2%, which includes a 2.0% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of June 30, 2018 was 48.3%); (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (economic interest as of June 30, 2018 was 35.0%), (iv) Navios Europe I and its subsidiaries (economic interest as of June 30, 2018 was 47.5%); (v) Navios Europe II and its subsidiaries (economic interest as of June 30, 2018 was 47.5%); and (vi) Navios Containers and its subsidiaries (economic interest as of June 30, 2018 was 3.1%).

(c)	Revenue Recognition:

Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. The Company generates revenue from transportation of cargo, time charter of vessels, port terminal operations, bareboat charters, contracts of affreightment/voyage contracts, demurrages and contracts covering dry or liquid port terminal operations.

Voyage revenues for the transportation of cargo were previously recognized ratably over the estimated relative transit time of each voyage. A voyage was deemed to commence when a vessel arrives at the loading port, as applicable under the contract, and was deemed to end upon the completion of the discharge of the current cargo. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenue from contracts of affreightment (“COA”)/voyage contracts relating to our barges were previously recognized ratably over the estimated relative transit time of each voyage. A voyage was deemed to commence upon the barge’s arrival at the loading port, as applicable under the contract, and was deemed to end upon the completion of discharge under the current voyage. The percentage of transit time was based on the days traveled as of the balance sheet date divided by the total days expected for the voyage. The position of the barge at the balance sheet date was determined by the days traveled as of the balance sheet date over the total voyage of the pushboat having the barge in tow. Revenue arising from contracts that provide our customers with continuous access to convoy capacity was recognized ratably over the period of the contracts.

Demurrage income represents payments made by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

Upon adoption of ASC 606, the Company will recognize revenue ratably from the vessel’s/barge’s arrival at the loading port, as applicable under the contract, to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. The adoption of this standard had no material effect on the Company’s opening retained earnings, consolidated balance sheets and consolidated statements of comprehensive (loss)/income.

Revenues earned under contracts of affreightment (“COA”)/voyage contracts within the Dry Bulk Vessel Operations, amounted to $5,998 and $9,629 for the three month period ended June 30, 2018 and 2017, respectively and $14,617 and $19,288 for the six month periods ended June 30, 2018 and 2017, respectively. Revenues earned under contracts of affreightment (“COA”)/voyage contracts within the Logistics business, amounted to $10,623 and $13,145 for the three month period ended June 30, 2018 and 2017, respectively and $19,552 and $23,451 for the six month periods ended June 30, 2018 and 2017, respectively.

Revenues from time chartering and bareboat chartering of vessels and barges are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such loss is determined. A time charter involves placing a vessel or barge at the charterer’s disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenues from time chartering of vessels in the Dry Bulk Vessel Operations amounted to $66,427 and $46,430 for the three month period ended June 30, 2018 and 2017, respectively and $122,161 and $83,725 for the six month periods ended June 30, 2018 and 2017, respectively. Revenues from time chartering and bareboat chartering of vessels and barges in the Logistics business amounted to $17,988 and $23,443 for the three month period ended June 30, 2018 and 2017, respectively and $36,534 and $41,350 for the six month periods ended June 30, 2018 and 2017, respectively.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized in the period in which the variability is resolved. The allocation of such net revenue may be subject to future adjustments by the pool, however, such changes are not expected to be material. Revenue for vessels operating in pooling arrangements in the Dry Bulk Vessel Operations amounted to $0 and $2,792 for the three month period ended June 30, 2018 and 2017, respectively and $0 and $7,133 for the six month periods ended June 30, 2018 and 2017, respectively.

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) or the Baltic Dry Index over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement. Profit sharing results from the Dry Bulk Vessel Operations for the three month period ended June 30, 2018 and 2017 amounted to $(339) and $300, respectively and for the six month periods ended June 30, 2018 and 2017 amounted to $(205) and $445, respectively.

Revenues from dry port terminal operations consist of an agreed flat fee per ton and cover the services performed to unload barges (or trucks), transfer the product into silos or the stockpiles for temporary storage and then loading the ocean-going vessels. Revenues are recognized upon completion of loading the ocean-going vessels. Revenue arising from contracts that provide our customers with continuous access to port terminal storage and transshipment capacity is recognized ratably over the period of the contracts. Additionally, fees are charged for vessel dockage and for storage time in excess of contractually specified terms. Dockage revenues are recognized ratably up to completion of loading as the performance obligation is met evenly over the loading period. Storage fees are assessed and recognized at the point when the product remains in the silo storage beyond the contractually agreed time allowed. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the ocean-going vessel. Revenue from port terminal operations of the Logistics business amounted to $20,201 and $11,895 for the three month period ended June 30, 2018 and 2017, respectively and $34,591 and $17,609 for the six month periods ended June 30, 2018 and 2017, respectively. Revenues from storage fees (dry port) of the Logistics business amounted to $74 and $329 for the three month period ended June 30, 2018 and 2017, respectively and $341 and $699 for the six month periods ended June 30, 2018 and 2017, respectively. Dockage revenues from the Logistics business in the dry port terminal operations amounted to $923 and $1,198 for the three month period ended June 30, 2018 and 2017, respectively and $1,530 and $1,854 for the six month periods ended June 30, 2018 and 2017, respectively.

Revenues from liquid port terminal consist mainly of sales of petroleum products in the Paraguayan market and revenues from liquid port operations. Revenues from liquid port terminal operations consist of an agreed flat fee per cubic meter or a fixed rate over a specific period to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues that consist of an agreed flat fee per cubic meter are recognized upon completion of loading the trucks. Revenues from liquid port terminal operations that consist of a fixed rate over a specific period are recognized ratably over the storage period as the performance obligation is met evenly over time, ending when the product is loaded onto the trucks. Revenues from sale of products by the Logistics business amounted to $9,265 and $8,810 for the three month period ended June 30, 2018 and 2017, respectively and $17,690 and $16,822 for the six month periods ended June 30, 2018 and 2017, respectively. Revenues from liquid port terminal operations from the Logistics business amounted to $860 and $548 for the three month periods ended June 30, 2018 and 2017, respectively and $1,858 and $1,283 for the six month periods ended June 30, 2018 and 2017, respectively.

Additionally, revenues consist of an agreed flat fee per cubic meter to cover the services performed to unload barges, transfer the products into the tanks for temporary storage and then loading the trucks. Revenues are recognized upon completion of loading the trucks. Additionally, fees are charged for storage time in excess of contractually specified terms. Storage fee revenue is recognized ratably over the storage period and ends when the product is loaded onto the trucks.

Expenses related to our revenue-generating contracts are recognized as incurred.

Administrative fee revenue from affiliates: Administrative fee revenue from affiliates consists of fees earned on the provision of administrative services pursuant to administrative services agreements with our affiliates (Refer to Note 8). Administrative services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other general and administrative services. These revenues are recognized as the services are provided to affiliates.

The general and administrative expenses incurred on behalf of affiliates are determined based on a combination of actual expenses incurred on behalf of the affiliates as well as a reasonable allocation of expenses that are not affiliate specific but incurred on behalf of all affiliates.

Forward Freight Agreements (“FFAs”): Realized gains or losses from FFAs are recognized monthly concurrent with cash settlements. In addition, FFAs are “marked-to-market” quarterly to determine the fair values which generate unrealized gains or losses. The Company has not entered into FFA trades for any of the periods presented.

Deferred Income and Cash Received In Advance: Deferred voyage revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

(d)	Recent Accounting Pronouncements:

In January 2017, FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350)”. This update addresses concerns expressed about the cost and complexity of the goodwill impairment test and simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. The amendments in this ASU are required for public business entities and other entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The amendments are effective for public business entities that are SEC filers for fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In January 2017, FASB issued ASU 2017-03, “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323)”. The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our consolidated financial statements was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In February 2016, FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 will apply to both capital (or finance) leases and operating leases. According to ASU 2016-02, lessees will be required to recognize assets (right of use asset) and liabilities (lease liabilities) on the balance sheet for both types of leases, capital (or finance) leases and operating leases, with terms greater than 12 months. ASU 2016 – 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted.

This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components will be governed by ASC 842 while revenue related to non-lease components will be subject to ASC 606.

In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842 Leases (“ASU 2018-10”). The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in the amendments in ASU 2016-02. The amendments in this Update affect the amendments in Update 2016-02, which are not yet effective, but for which early adoption upon issuance is permitted. For entities that early adopted Topic 842, the amendments are effective upon issuance of this Update, and the transition requirements are the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842.

In addition, in July 2018, the FASB issued ASU 2018-11, Targeted Improvements to Topic 842 Leases (“ASU 2018-11). The improvements in ASU 2018-11 provide for (a) an optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption and (b) a practical expedient for lessors, under certain circumstances, to combine the lease and non-lease components of revenues for presentation purposes.

ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

The Company plans to adopt the standard on January 1, 2019 and expects to elect the use of practical expedients. The Company intends to apply the alternative transition method for adoption as described above. Based on a preliminary assessment, the Company expects the adoption of this guidance to have a material impact on its assets and liabilities due to its charter-in contracts and the recognition of right-of-use assets and lease liabilities on its consolidated balance sheets although adoption is not expected to significantly change the recognition, measurement or presentation of lease expenses within the statements of comprehensive (loss)/income or cash flows.

With regards to the Company’s charter-out contracts, the Company is not expecting that the adoption will have a material effect on its consolidated financial statements since the Company is a lessor for these charter-out contracts and the changes are fairly minor. The Company expects to elect the use of practical expedient available to lessors which allows good and services embedded in the charter-out contract that qualify as non-lease components to be combined under a single lease component presentation.

The Company is continuing its assessment of other miscellaneous leases, which have lease terms greater than 12 months and the Company is the lessee and may identify additional impacts this guidance will have on the consolidated financial statements and disclosures.